Note 47 Remuneration For Non Executive Directors Explanatory (Details) € in Thousands	6 Months Ended
	Jun. 30, 2021 EUR (€)
Board of Directors Chairman [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	€ 837	[1]
Board of Directors Chairman [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Board of Directors Chairman [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	64
Executieve Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	333	[1]
Executieve Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	83
Executieve Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	83
Executieve Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Executieve Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Executieve Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Executieve Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Executieve Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	83
Executieve Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Executieve Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Executieve Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Executieve Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	83
Executieve Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Executieve Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Audit And Compliance Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	215	[1]
Audit And Compliance Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	33
Audit And Compliance Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	83
Audit And Compliance Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Audit And Compliance Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	33
Audit And Compliance Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Audit And Compliance Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	33
Audit And Compliance Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Audit And Compliance Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	33
Audit And Compliance Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Audit And Compliance Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Audit And Compliance Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Audit And Compliance Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Audit And Compliance Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Risk Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	321	[1]
Risk Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Risk Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	54
Risk Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	54
Risk Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Risk Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Risk Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Risk Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Risk Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Risk Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	107
Risk Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	54
Risk Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	54
Risk Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Risk Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Remuneration Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	139	[1]
Remuneration Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Remuneration Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Remuneration Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Remuneration Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	54
Remuneration Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Remuneration Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	21
Remuneration Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Remuneration Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	21
Remuneration Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Remuneration Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Remuneration Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Remuneration Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	21
Remuneration Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	21
Appointments Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	150	[1]
Appointments Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	58
Appointments Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Appointments Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Appointments Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	23
Appointments Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Appointments Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Appointments Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	23
Appointments Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Appointments Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	23
Appointments Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Appointments Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	23
Appointments Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Appointments Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	86	[1]
Technology And Cybersecurity Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	21
Technology And Cybersecurity Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	21
Technology And Cybersecurity Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	21
Technology And Cybersecurity Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0
Technology And Cybersecurity Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	21
Other positions [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	65	[1],[2]
Other positions [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	25	[2]
Other positions [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	40	[2]
Other positions [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Other positions [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	0	[2]
Directors Remuneration Expense [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	2,146	[1]
Directors Remuneration Expense [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	263
Directors Remuneration Expense [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	284
Directors Remuneration Expense [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	139
Directors Remuneration Expense [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	174
Directors Remuneration Expense [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	86
Directors Remuneration Expense [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	119
Directors Remuneration Expense [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	171
Directors Remuneration Expense [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	119
Directors Remuneration Expense [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	256
Directors Remuneration Expense [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	118
Directors Remuneration Expense [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	224
Directors Remuneration Expense [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	86
Directors Remuneration Expense [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	€ 107

[1]	(2) Including the amounts corresponding to the positions of the member of the Board and of the various committees during the first half of the 2021 financial yea
[2]	(1) Amounts received during the first half of 2021 by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director.